Contractual Commitments and Contingencies (Environmental) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Site Contingency [Line Items]
Total accruals for environmental remediation	$ 19.7	$ 21.7
Accruals for dismantling and decommissioning costs	0.5	0.6
Payments for environmental operating and clean-up costs	18	19	18
Capital expenditures for pollution prevention and safety projects	10	9	7
Former TEL Plant Site, Louisiana [Member]
Site Contingency [Line Items]
Accrual, discounted	5.6	6.1
Accrual, undiscounted	6.9	7.7
Discount rate for accrual	3.00%	3.00%
2013 expected future payments	0.8
2014 expected future payments	0.8
2015 expected future payments	0.6
2016 expected future payments	0.5
2017 expected future payments	0.5
Thereafter expected future payments	3.7
Houston, Texas Plant Site [Member]
Site Contingency [Line Items]
Accrual, discounted	6.1	7.4
Accrual, undiscounted	9.3	10.2
Discount rate for accrual	3.00%	3.00%
2013 expected future payments	0.8
2014 expected future payments	0.2
2015 expected future payments	0.2
2016 expected future payments	0.1
2017 expected future payments	0.2
Thereafter expected future payments	7.8
Accrual for environmental remediation	5.8	7.0
Accrual for remediation of groundwater and soil	5.6	6.5
Superfund Site, Louisiana [Member]
Site Contingency [Line Items]
Accrual, discounted	3.2	3.1
Accrual, undiscounted	4.4	4.0
Discount rate for accrual	3.00%	3.00%
2013 expected future payments	0
2014 expected future payments	0
2015 expected future payments	0.2
2016 expected future payments	0.3
2017 expected future payments	0.3
Thereafter expected future payments	$ 3.6